HENDERSON GLOBAL FUNDS

Henderson Global Leaders Fund
(the “Fund”)

Supplement dated December 20, 2012
to the Prospectus dated November 30, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective immediately, the “Henderson Global Leaders Fund” will be renamed the “Henderson World Select Fund.”

HENDERSON GLOBAL FUNDS

Henderson Global Leaders Fund
(the “Fund”)

Supplement dated December 20, 2012
to the Statement of Additional Information dated November 30, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

Effective immediately, the “Henderson Global Leaders Fund” will be renamed the “Henderson World Select Fund.”